STOCKHOLDERS' EQUITY - Preferred Stock Outstanding (Details) (Cumulative Convertible Preferred Stock, USD $)	Sep. 30, 2012
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	$ 6,580,949
Series A Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	1,240,668
Series B Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	434,769
Series C Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	$ 4,905,512